Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2026
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	9,763	—	9,763

Liabilities:
Contingent consideration	—	—	10,761	10,761

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	26,372	—	26,372

Liabilities:
Contingent consideration	—	—	8,674	8,674

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2024	35,146
Increase from acquisitions	7,043
Cash payments	(34,210)
Charges through profit or loss	707
Effect of movements in foreign exchange and other	(12)
Balance at January 31, 2025	8,674
Increase from acquisitions	3,597
Cash payments	(1,731)
Charges through profit or loss	218
Effect of movements in foreign exchange and other	3
Balance at January 31, 2026	10,761